Notes Payable and Accrued Interest - Ya II PN, Ltd. (p/k/a Ya Global Master SPV, Ltd.) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Payable and Accrued Interest - YA II PN, Ltd. (P/K/A Ya Global Master Spv, Ltd.) [Abstract]
Schedule of notes payable and accrued interest
	June 30,	December 31,
	2017	2016

December 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($75,000 monthly January 2017 to March 2017, $65,000 monthly April to June 2017, $55,000 monthly July 2017 to October 2017, $50,000 in November 2017 and $60,000 in December 2017.)	460,000	750,000
Less: Unamortized debt discount at June 30, 2017 and December 31, 2016	(31,250)	(68,750)
Principal, net	428,750	681,250
Accrued interest	9,215	5,137
Total	$437,965	$686,387

	December 31,	December 31,
	2016	2015

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$-	$225,000

December 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($75,000 in January 2017 to March 2017, $65,000 monthly April to June 2017, $55,000 monthly July 2017 to October 2017, $50,000 in November 2017 and $60,000 in December 2017.)	750,000	-
Less: Unamortized debt discount at December 31, 2016 and December 31, 2015	(68,750)	(20,833)
Principal, net	681,250	204,167
Accrued interest	5,137	-
Total	$686,387	$204,167